INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Disclosure of inventories

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Raw materials and consumables	$269	$270
Work in progress	161	155
Finished goods and other	276	210
Carrying amount of inventories	$706	$635